Loans and Allowance for Loan Losses - Recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring (Details 7) (Loans Receivable, USD $)
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 2,395,751	$ 1,985,288
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	591,000	127,399
Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	1,074,194	983,450
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	675,483	701,271
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	13,015	84,123
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 42,059	$ 89,045